Submission	Apr. 15, 2026
Submission [Line Items]
Central Index Key	0000932696
Registrant Name	INSIGHT ENTERPRISES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES